UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-08759
Laudus Institutional Trust

(Exact name of registrant as specified in charter)
211 Main St, San Francisco, California 94105

(Address of principal executive offices) (Zip code)
Randall W. Merk
Laudus Institutional Trust
211 Main St, San Francisco, California 94105

(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: March 31
Date of reporting period: June 30, 2010

Item 1. Schedule of Investments.

Laudus Institutional Trust
Laudus Mondrian Institutional Emerging Markets Fund

Portfolio Holdings As of June 30, 2010 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

91.8%		Common Stock	5,072,454	4,892,407
5.7%		Preferred Stock	339,683	304,533
3.2%		Other Investment Company	168,662	168,662

100.7%		Total Investments	5,580,799	5,365,602
(0	.7)%	Other Assets and Liabilities, Net		(39,476)

100.0%		Net Assets		5,326,126

	Number	Value
Security	of Shares	($)

Common Stock 91.8% of net assets

Brazil 8.9%

Software & Services 3.6%
Redecard S.A.	13,500	190,720

Transportation 2.7%
Companhia de Concessoes Rodoviarias	7,000	144,964

Utilities 2.6%
CPFL Energia S.A. ADR	2,100	140,595

		476,279

Chile 3.2%

Utilities 3.2%
Enersis S.A. ADR	8,600	171,226

China 22.9%

Banks 7.8%
China Construction Bank Corp., Class H	279,000	224,598
Industrial & Commercial Bank of China Ltd., Class H	263,000	191,163

		415,761

Capital Goods 2.7%
Beijing Enterprises Holdings Ltd.	22,500	146,063

Food, Beverage & Tobacco 2.0%
China Yurun Food Group Ltd.	33,000	103,775

Household & Personal Products 2.0%
Hengan International Group Co., Ltd.	13,000	105,267

Telecommunication Services 3.2%
China Mobile Ltd.	17,000	168,943

Transportation 3.5%
China Merchants Holdings International Co., Ltd.	30,000	99,038
China Shipping Development Co., Ltd., Class H	70,000	88,043

		187,081

Utilities 1.7%
China Resources Power Holdings Co., Ltd.	40,000	90,662

		1,217,552

Columbia 2.8%

Banks 2.8%
Bancolombia S.A. ADR	3,000	150,390

Czech Republic 2.4%

Banks 0.7%
Komercni Banka A/S	216	34,584

Utilities 1.7%
CEZ A/S	2,282	92,882

		127,466

India 5.4%

Banks 2.7%
Axis Bank Ltd.	5,469	144,598

Diversified Financials 2.7%
Rural Electrification Corp., Ltd.	21,684	140,710

		285,308

Indonesia 2.9%

Utilities 2.9%
PT Perusahaan Gas Negara	362,000	153,459

Kazahkstan 1.8%

Energy 1.8%
KazMunaiGas Exploration Production GDR	5,064	94,190

Malaysia 2.4%

Telecommunication Services 2.4%
Maxis Berhad	77,800	126,760

Peru 0.5%

Banks 0.5%
Credicorp Ltd.	295	26,813

 Laudus Mondrian Institutional Emerging Markets Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Philippines 2.5%

Telecommunication Services 2.5%
Philippine Long Distance Telephone Co. ADR	2,600	132,522

Republic of Korea 5.2%

Banks 1.7%
KB Financial Group, Inc.	1,246	47,760
KB Financial Group, Inc. ADR	1,077	40,808

		88,568

Food, Beverage & Tobacco 3.5%
KT&G Corp.	3,847	189,122

		277,690

Russia 3.6%

Energy 3.6%
Gazprom ADR	4,600	86,526
LUKOIL ADR	2,100	108,150

		194,676

South Africa 7.0%

Diversified Financials 2.1%
African Bank Investments Ltd.	27,909	109,534

Energy 2.8%
Sasol	4,272	151,765

Food, Beverage & Tobacco 2.1%
Tiger Brands Ltd.	5,110	112,997

		374,296

Taiwan 12.0%

Semiconductors & Semiconductor Equipment 6.5%
MediaTek, Inc.	9,056	126,401
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	116,224	217,228

		343,629

Technology Hardware & Equipment 2.3%
Asustek Computer, Inc.	13,957	102,809
Pegatron Corp. *	22,564	21,102

		123,911

Telecommunication Services 3.2%
Chunghwa Telecom Co., Ltd. ADR	8,597	169,275

		636,815

Thailand 2.6%

Energy 2.6%
PTT PCL	18,600	141,266

Turkey 5.7%

Banks 2.0%
Turkiye Garanti Bankasi A/S	25,264	105,139

Energy 2.6%
Tupras-Turkiye Petrol Rafinerileri A/S	7,700	139,673

Telecommunication Services 1.1%
Turkcell Iletisim Hizmetleri A/S	11,739	60,887

		305,699

Total Common Stock
(Cost $5,072,454)		4,892,407

Preferred Stock 5.7% of net assets

Brazil 5.2%

Banks 2.9%
Itausa - Investimentos Itau S.A.	25,992	154,239

Materials 2.3%
Vale S.A. ADR	5,900	124,018

		278,257

Republic of Korea 0.5%

Automobiles & Components 0.5%
Hyundai Motor Co.	623	26,276

Total Preferred Stock
(Cost $339,683)		304,533

Other Investment Company 3.2% of net assets

United States 3.2%
State Street Institutional Liquid Reserves Fund - Institutional Class	168,662	168,662

Total Other Investment Company
(Cost $168,662)		168,662

End of Investments.

At 06/30/10, the tax basis cost of the fund’s investments was $5,580,799 and the unrealized appreciation and depreciation were $213,298 and ($428,495), respectively, with a net unrealized depreciation of ($215,197).

At 06/30/10, the values of certain foreign securities held by the fund aggregating $3,300,136 were adjusted from their closing market values following the guidelines adopted by the fund’s Board of Trustees.

*	Non-income producing security.

ADR —	American Depositary Receipt.
GDR —	Global Depositary Receipt

 Laudus Mondrian Institutional Emerging Markets Fund

Portfolio Holdings (Unaudited) continued

Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

 Laudus Mondrian Institutional Emerging Markets Fund

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of June 30, 2010:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Common Stock	$—	$2,590,540	$—	$2,590,540
Brazil(a)	476,279	—	—	476,279
Chile(a)	171,226	—	—	171,226
Columbia(a)	150,390	—	—	150,390
Kazakhstan(a)	94,190	—	—	94,190
Peru(a)	26,813	—	—	26,813
Philippines(a)	132,522	—	—	132,522
Republic of Korea(a)	—	189,122	—	189,122
Banks	40,808	47,760	—	88,568
Russia(a)	194,676	—	—	194,676
Taiwan(a)	—	343,629	—	343,629
Technology Hardware & Equipment	21,102	102,809	—	123,911
Telecommunication Services	169,275	—	—	169,275
Thailand(a)	141,266	—	—	141,266
Preferred Stock
Brazil(a)	278,257	—	—	278,257
Republic of Korea(a)	—	26,276	—	26,276
Other Investment Company	168,662	—	—	168,662

Total	$2,065,466	$3,300,136	$—	$5,365,602

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

REG46279JUN10 - 00

Laudus Institutional Trust
Laudus Mondrian Institutional International Equity Fund

Portfolio Holdings As of June 30, 2010 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

97.6%	Common Stock	12,231,102	11,423,550
0.1%	Rights	11,034	11,156
1.8%	Other Investment Company	214,792	214,792

99.5%	Total Investments	12,456,928	11,649,498
0.5%	Other Assets and Liabilities, Net		58,789

100.0%	Net Assets		11,708,287

	Number	Value
Security	of Shares	($)

Common Stock 97.6% of net assets

Australia 8.4%

Food & Staples Retailing 2.4%
Wesfarmers Ltd.	11,567	276,468

Insurance 2.6%
QBE Insurance Group Ltd.	20,476	310,704

Telecommunication Services 3.4%
Telstra Corp., Ltd.	146,456	399,202

		986,374

France 15.4%

Banks 1.7%
Societe Generale	4,766	196,116

Capital Goods 2.2%
Compagnie de Saint-Gobain	6,861	255,672

Energy 3.3%
Total S.A.	8,603	384,027

Food & Staples Retailing 3.4%
Carrefour S.A.	10,171	403,458

Pharmaceuticals, Biotechnology & Life Sciences 1.5%
Sanofi-Aventis	2,962	178,393

Telecommunication Services 3.3%
France Telecom S.A.	21,955	380,807

		1,798,473

Germany 3.2%

Utilities 3.2%
RWE AG	5,741	375,667

Hong Kong 1.7%

Utilities 1.7%
Hongkong Electric Holdings Ltd.	32,500	193,579

Italy 1.5%

Banks 1.5%
Intesa Sanpaolo	67,044	176,573

Japan 22.8%

Automobiles & Components 2.8%
Toyota Motor Corp.	9,500	326,407

Food & Staples Retailing 3.2%
Seven & i Holdings Co., Ltd.	16,600	380,327

Household & Personal Products 3.8%
Kao Corp.	18,800	442,342

Insurance 2.7%
Tokio Marine Holdings, Inc.	12,200	320,736

Pharmaceuticals, Biotechnology & Life Sciences 4.2%
Takeda Pharmaceutical Co., Ltd.	11,400	489,660

Technology Hardware & Equipment 3.3%
Canon, Inc.	10,500	391,329

Telecommunication Services 2.8%
KDDI Corp.	68	324,135

		2,674,936

Netherlands 2.1%

Media 2.1%
Reed Elsevier N.V.	21,888	242,305

Singapore 6.3%

Banks 4.4%
Oversea-Chinese Banking Corp., Ltd.	39,118	246,331
United Overseas Bank Ltd.	19,443	270,488

		516,819

Telecommunication Services 1.9%
Singapore Telecommunications Ltd.	103,000	222,677

		739,496

Spain 6.7%

Banks 1.5%
Banco Santander S.A.	17,051	178,800

Telecommunication Services 2.9%
Telefonica S.A.	18,060	334,556

Utilities 2.3%
Iberdrola S.A.	47,764	268,460

		781,816

Switzerland 6.6%

Insurance 2.2%
Zurich Financial Services AG	1,178	259,647

 1

 Laudus Mondrian Institutional International Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Pharmaceuticals, Biotechnology & Life Sciences 4.4%
Novartis AG - Reg’d	10,645	515,890

		775,537

Taiwan 2.8%

Semiconductors & Semiconductor Equipment 2.8%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	176,839	330,520

United Kingdom 20.1%

Energy 6.4%
BP plc	59,515	284,908
Royal Dutch Shell plc, Class A	18,538	466,002

		750,910

Food, Beverage & Tobacco 4.8%
Tesco plc	10,008	56,459
Unilever plc	18,812	502,883

		559,342

Insurance 1.6%
Aviva plc	39,897	185,409

Pharmaceuticals, Biotechnology & Life Sciences 4.1%
GlaxoSmithKline plc	27,953	474,666

Telecommunication Services 3.2%
Vodafone Group plc	183,426	377,947

		2,348,274

Total Common Stock
(Cost $12,231,102)		11,423,550

Rights 0.1% of net assets

Spain 0.1%
Iberdrola S.A. (a)*	47,764	11,156

Total Rights
(Cost $11,034)		11,156

Other Investment Company 1.8% of net assets

United States 1.8%
State Street Institutional Liquid Reserves Fund - Institutional Class	214,792	214,792

Total Other Investment Company
(Cost $214,792)		214,792

End of Investments.

At 06/30/10, the tax basis cost of the fund’s investments was $12,701,056 and the unrealized appreciation and depreciation were $414,118 and ($1,465,676), respectively, with a net unrealized depreciation of ($1,051,558).

At 06/30/10, the values of certain foreign securities held by the fund aggregating $11,423,550 were adjusted from their closing market values following the guidelines adopted by the fund’s Board of Trustees.

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

ADR —	American Depositary Receipt.
Reg’d —	Registered

Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are

2

 Laudus Mondrian Institutional International Equity Fund

Portfolio Holdings (Unaudited) continued

subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of June 30, 2010:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Common Stock(a)	$—	$11,423,550	$—	$11,423,550
Rights(a)	—	—	11,156	11,156
Other Investment Company	214,792	—	—	214,792

Total	$214,792	$11,423,550	$11,156	$11,649,498

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance			Change in			Balance
	as of	Accrued	Realized	Unrealized	Net	Net	as of
	March 31,	Discounts	Gain	Gain	Purchases	Transfers	June 30,
Investments in Securities	2010	(Premiums)	(Loss)	(Loss)	(Sales)	in/out	2010

Rights
Spain	$—	$—	$—	$122	$11,034	$—	$11,156

Total	$—	$—	$—	$122	$11,034	$—	$11,156

REG46280JUN10 - 00

 3

Item 2. Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Randall W. Merk and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Laudus Institutional Trust

By:	/s/ Randall W. Merk

Randall W. Merk President, Chief Executive Officer

Date:	August 24, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randall W. Merk

Randall W. Merk President, Chief Executive Officer

Date:	August 24, 2010

By:	/s/ George Pereira

George Pereira Treasurer, Principal Financial Officer

Date:	August 24, 2010